UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Palo Alto Investors, LLC
           -----------------------------------------------------
Address:   470 University Avenue
           Palo Alto, CA 94301
           -----------------------------------------------------

Form 13F File Number: 28-10266
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ William L. Edwards
        -------------------------
Title:  President of Palo Investors, Manager
        -------------------------
Phone:  (650) 325-0772
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ William L. Edwards                 Palo Alto, CA                  11/12/2007
----------------------                 -------------                  ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           79
                                         -----------
Form 13F Information Table Value Total:   $1,464,832
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- -------- ------ ----
Advanced Medical Optics        COM              00763m108     3330   108850 SH       SOLE               108850      0    0
Akamai Technologies            COM              00971T101    12436   432870 SH       SOLE               432870      0    0
Alberta Clipper Energy Inc.    COM              01285R104     6306  2361300 SH       SOLE              2361300      0    0
Align Technology               COM              016255101    23856   941815 SH       SOLE               941815      0    0
Allis Chalmers Corp            COM              019645506    64704  3416267 SH       SOLE              3416267      0    0
AMAG Pharmaceuticals Inc.      COM              00163u106    69046  1207092 SH       SOLE              1207092      0    0
Amazon.com, Inc.               COM              023135106     2953    31700 SH       SOLE                31700      0    0
Amgen Inc.                     COM              031162100     7388   130600 SH       SOLE               130600      0    0
Amicus Therapeutics            COM              03152W109     5564   373512 SH       SOLE               373512      0    0
Anika Therapeutics Inc.        COM              035255108     1921    92290 SH       SOLE                92290      0    0
Arbios Systems Inc.            COM              03875v107      318   461539 SH       SOLE               461539      0    0
ArthroCare Corp                COM              043136100     3606    64523 SH       SOLE                64523      0    0
ATP Oil & Gas Corp.            COM              00208J108    10375   220600 SH       SOLE               220600      0    0
ATS Medical                    COM              002083103      659   364313 SH       SOLE               364313      0    0
Auxilium Pharmaceuticals       COM              05334D107    31798  1508425 SH       SOLE              1508425      0    0
Berry Petroleum                COM              085789105    11877   300000 SH       SOLE               300000      0    0
Biomarin Pharmaceuticals Inc.  COM              09061G101     4346   174530 SH       SOLE               174530      0    0
BroadVision                    COM              111412607    33625 15284059 SH       SOLE             15284059      0    0
Cache Inc                      COM              127150308    22180  1242600 SH       SOLE              1242600      0    0
Cadence Pharmaceuticals        COM              12738T100     1271    90785 SH       SOLE                90785      0    0
CalFrac Well Services          COM              129584108    10058   450000 SH       SOLE               450000      0    0
Canadian Superior Energy       COM              136644101    29614 10614500 SH       SOLE             10614500      0    0
Carrizo Oil & Gas              COM              144577103    26019   580000 SH       SOLE               580000      0    0
Centennial Bank Holdings       COM              151345303     8799  1374900 SH       SOLE              1374900      0    0
Ceragon Networks               COM              M22013102    22506  1184500 SH       SOLE              1184500      0    0
Chad Therapeutics Inc.         COM              157228107       52    68767 SH       SOLE                68767      0    0
Cisco Systems, Inc.            COM              17275R102     4979   150300 SH       SOLE               150300      0    0
Collagenex Pharma              COM              19419B100     5844   650797 SH       SOLE               650797      0    0
Conceptus Inc                  COM              206016107      569    30000 SH       SOLE                30000      0    0
Cyberonics                     COM              23251P102    20211  1449862 SH       SOLE              1449862      0    0
Cypress Bioscience Inc.        COM              232674507     3598   262814 SH       SOLE               262814      0    0
Cytyc Corporation              COM              232946103    10509   220542 SH       SOLE               220542      0    0
Digital River                  COM              25388B104    21511   480700 SH       SOLE               480700      0    0
EBay                           COM              278642103     2411    61800 SH       SOLE                61800      0    0
Ember Resources                COM              29081X108     3840  2337500 SH       SOLE              2337500      0    0
Flotek Industries              COM              343389102    48576  1100253 SH       SOLE              1100253      0    0
Frontier Oil                   COM              35914P105    14574   350000 SH       SOLE               350000      0    0
Gastar Exploration             COM              367299104    18908 13040100 SH       SOLE             13040100      0    0
Genzyme Corporation            COM              372917104    12541   202410 SH       SOLE               202410      0    0
Gigamedia                      COM              Y2711Y104    11495   711350 SH       SOLE               711350      0    0
Helmerich Payne                COM              423452101    13953   425000 SH       SOLE               425000      0    0
IDM Pharma                     COM              449394105     3330  2176700 SH       SOLE              2176700      0    0
Imclone Systems                COM              45245W109     3977    96200 SH       SOLE                96200      0    0
Kyphon Inc                     COM              501577100    22778   325400 SH       SOLE               325400      0    0
Limelight Networks             COM              53261M104    42915  5303721 SH       SOLE              5303721      0    0
Medivation Inc.                COM              58501n101    39574  1973743 SH       SOLE              1973743      0    0
Merck & Co. Inc.               COM              589331107     7613   147290 SH       SOLE               147290      0    0
MGI Pharma Inc.                COM              552880106     7897   284255 SH       SOLE               284255      0    0
Momenta Pharma                 COM              60877T100    28298  2484490 SH       SOLE              2484490      0    0
Nuvasive Inc.                  COM              670704105      898    25000 SH       SOLE                25000      0    0
Nvidia Corp                    COM              67066g104     4410   121700 SH       SOLE               121700      0    0
Nxstage Medical, Inc.          COM              67072V103    10830   747380 SH       SOLE               747380      0    0
Oilexco Inc.                   COM              667909103     2900   200000 SH       SOLE               200000      0    0
Onyx Pharmaceuticals           COM              683399109    84118  1932860 SH       SOLE              1932860      0    0
Peets Coffee & Tea Inc         COM              705560100    46924  1681275 SH       SOLE              1681275      0    0
Pharmion Corp                  COM              71715B409    19464   421852 SH       SOLE               421852      0    0
Plains Exploration &           COM              726505100    24542   555000 SH       SOLE               555000      0    0
Production, Co.
Portfolio Recovery Associate   COM              73640Q105    22440   422845 SH       SOLE               422845      0    0
Progenics Pharmaceuticals      COM              743187106      236    10675 SH       SOLE                10675      0    0
Questcor Pharmaceuticals, Inc. COM              74835Y101      639  1014900 SH       SOLE              1014900      0    0
Range Resources Corp           COM              75281A109    25982   639000 SH       SOLE               639000      0    0
Rentech Inc.                   COM              760112102     9659  4471600 SH       SOLE              4471600      0    0
Restoration Hardware           COM              760981100    14722  4474800 SH       SOLE              4474800      0    0
Savient Pharmaceuticals        COM              80517Q100   142938  9823908 SH       SOLE              9823908      0    0
St. Jude Medical Inc.          COM              790849103    61522  1396015 SH       SOLE              1396015      0    0
Sun Microsystems, Inc.         COM              866810104    30299  5391300 SH       SOLE              5391300      0    0
T-3 Energy Services Inc.       COM              87306e107     7253   170100 SH       SOLE               170100      0    0
Tesco Corp                     COM              88157K101     5460   201100 SH       SOLE               201100      0    0
The 9 Limited                  COM              88337K104    37416  1084850 SH       SOLE              1084850      0    0
Toreador Resources Corp.       COM              891050106    17568  1485000 SH       SOLE              1485000      0    0
Triangle Petroleum Corp.       COM              89600B102     9475  6672200 SH       SOLE              6672200      0    0
TXCO Resources Inc.            COM              87311m102     7213   805068 SH       SOLE               805068      0    0
Unica Corp.                    COM              904583101    21571  1920797 SH       SOLE              1920797      0    0
UTS Energy Corp.               COM              903396109    19139  3440500 SH       SOLE              3440500      0    0
Verasun Energy Corp.           COM              92336G106     3850   350000 SH       SOLE               350000      0    0
ViroPharma Inc.                COM              928241108    13886  1560196 SH       SOLE              1560196      0    0
WebSense                       COM              947684106    31426  1592787 SH       SOLE              1592787      0    0
Whole Foods Market Inc.        COM              966837106     9111   186100 SH       SOLE               186100      0    0
Xtreme Coil Drilling Corp.     COM              98417d102    14433  1398600 SH       SOLE              1398600      0    0